Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,730,333)		$ (693,681)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
(Income) loss from discontinued operation	(687,071)		38,207
Depreciation and amortization	162,210		38,326
Depreciation of lease merchandise	2,160,467		123
Amortization of patent costs	4,268
Compensation expense related to issuance of stock options	299,700		49,805
Provision for doubtful accounts	1,380,902
Other	4,900
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(1,509,617)		(119)
(Increase) in prepaid expenses and other	(61,888)		(50,188)
(Increase) in security deposits	(45,518)		(9,485)
Increase in accounts payable	816,443		20,349
Increase in accrued payroll and related taxes	63,455		68,140
Increase in accrued expenses	193,891		3,693
(Increase) in lease merchandise	(6,921,381)		(8,128)
Impairment of lease merchandise	527,000
Compensation expense related to issuance of warrants	139,620		1,916
Net cash used in operating activities - continuing operations	(7,202,952)		(541,042)
Net cash provided by operating activities - discontinued operations	1,175,860		1,740,364
Net cash (used in) provided by operating activities	(6,027,092)		1,199,322
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,157,237)		(67,947)
Patent costs			(30,760)
Net cash used in investing activities - continuing operations	(1,157,237)		(98,707)
Net cash used in investing activities- discontinued operations			(14,201)
Proceeds from sale of discontinued operations	4,786,464
Net cash provided by (used in) investing activities	3,629,227		(112,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from shareholders	2,000,000
Proceeds from exercise of stock options	11,637
Proceeds from sale of common stock	6,501,104		1,000,000
Payment of costs related to issuance of common stock	(950,617)
Net cash provided by financing operations - continuing operations	7,562,124		1,000,000
Net cash used in financing operations - discontinued operations	(3,240,942)		(1,736,821)
Net cash provided by (used in) financing activities	4,321,182		(736,821)
INCREASE IN CASH	1,923,317		349,593
CASH, beginning of period	960,032		610,439
CASH, end of period	2,883,349		960,032
Supplemental cash flow information:
Interest paid	81,370	[1]	369,487	[1]
Non-cash Financing activities:
Conversion of shareholders loans to common stock	1,000,000
Conversion of preferred stock to common stock	$ 170,840

[1]	Discontinued operations